Financial instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$ 19,568	$ 22,169	$ 57,277
Cash and Cash Equivalents [Member]
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$ 19,568	$ 22,169	$ 57,277